Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 569,708,751
Previously Paid Amount	20,367
Total Fee Amount	51,660
Total Offset Amount	0
Net Fee	$ 31,293